UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10631

Name of Fund: Master Institutional Money Market LLC

Master Government Portfolio

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Master Treasury Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Institutional Money Market LLC,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2013 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10631
Reporting Period: 07/01/2012 - 06/30/2013
Master Institutional Money Market LLC

======================== Master Institutional Portfolio ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Master Institutional Tax-Exempt Portfolio ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Master Premier Institutional Portfolio ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Institutional Money Market LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Master Institutional Money Market LLC

Date: August 27, 2013